Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	6.00%
Dismissal rate (as a percent)	1.00%
Average future salary growth increment (as a percent)	2.00%	2.00%	2.00%
Overall long-term rate of return on assets	2.60%	0.90%	0.70%
Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	10.00%
Dismissal rate (as a percent)	2.00%
Average future salary growth increment (as a percent)	5.80%	5.00%	4.80%
Overall long-term rate of return on assets	5.10%	2.90%	4.00%
Early retirement | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	4.70%	1.00%	0.90%
Early retirement | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	4.80%	1.20%	1.00%
Annual absence | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.10%	2.60%	2.40%
Annual absence | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.20%	2.90%	2.50%
Tuition fees | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	4.80%	1.60%	1.30%
Tuition fees | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.00%	2.20%	1.90%
Defined benefit plan | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	3.80%	0.70%	1.00%
Defined benefit plan | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.30%	3.30%	2.70%
Subsidiaries | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	2.60%
Dismissal rate (as a percent)	2.00%
Subsidiaries | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	4.20%
Dismissal rate (as a percent)	4.20%